Leases (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure of carrying amount and related depreciation	The carrying amount and the related depreciation for the
right-of-use
assets for the years ending December 31, 2021 and 2020 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment (1)	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2021
Carrying amount	169	10	2	181
Depreciation	56	24	1	81
Year ended December 31, 2020
Carrying amount	171	49	2	222
Depreciation	67	22	1	90
(1) The Company exited technology equipment leases which contributed to the decrease in the carrying amount in 2021.

Disclosure of future aggregate undiscounted non-cancellable lease payments
The following table sets forth the Company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2021 and 2020:

	December 31,

	2021	2020

Within 1 year	73	92
Between 1 and 2 years	63	76
Between 2 and 3 years	46	49
Between 3 and 4 years	35	39
Between 4 and 5 years	26	29
Later than 5 years	45	44
Total undiscounted cash flows	288	329
Lease liabilities included in the consolidated statement of financial position
Current	64	83
Non-current	197	223

Disclosure of future aggregate undiscounted lease receipts for finance leases
The Company is entitled to receive the following aggregate undiscounted payments for finance leases as of December 31
, 2021
and
2020:

	December 31,

	2021	2020

Within 1 year	7	8
Between 1 and 2 years	7	7
Between 2 and 3 years	6	7
Between 3 and 4 years	5	7
Between 4 and 5 years	1	5
Later than 5 years	1	2
Total undiscounted lease payments to be received	27	36
Unearned finance income	(2)	(3)
Net investment in leases	25	33